Shareholder Report, Line Graph (Details) IT8W_MML Invesco Discovery Large Cap Fund_Class II_TSR Annual {Class II} - USD ($)			12 Months Ended
	Nov. 30, 2025	Nov. 14, 2025	Dec. 31, 2025
Class II
Account Value [Line Items]
Accumulated Value	$ 10,200	$ 10,000	$ 10,110
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Accumulated Value	10,176	10,000	$ 10,183
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000 Growth Index
Accumulated Value	$ 10,125	$ 10,000	$ 10,062